Stock-Based Compensation (Details Textual) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	355,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant		114,553
Percentage Of Stock Options Vested Of Common Stock On First Anniversaries Of Grant Date	30.00%
Percentage Of Stock Options Vested Of Common Stock On Second Anniversaries Of Grant Date	30.00%
Percentage Of Stock Options Vested Of Common Stock On Third Anniversaries Of Grant Date	40.00%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		0
Allocated Share-based Compensation Expense		$ 911,000
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award	five year	five year
Percentage Of Stock Options Vested Of Common Stock On First Anniversaries Of Grant Date		30.00%
Percentage Of Stock Options Vested Of Common Stock On Second Anniversaries Of Grant Date		30.00%
Percentage Of Stock Options Vested Of Common Stock On Third Anniversaries Of Grant Date		40.00%
Equity Incentive Compensation Plan 2007 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		355,000
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award	ten years	ten years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	119,540
Share-based Compensation Arrangement by Share-based Payment Award, Description	June 2017	June 2017
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award	four year	four year
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	$ 97,852	$ 97,852
Percentage Of Restricted Stock Vest In Equal Increments On Each Of First Four Anniversaries	25.00%	25.00%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period			78,850
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	1 year